Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 15, 2024
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41411
Entity Registrant Name	Haleon plc
Entity Central Index Key	0001900304
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Building 5, First Floor
Entity Address, Address Line Two	The Heights
Entity Address, City or Town	Weybridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	KT13 0NY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding			9,234,573,831
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1118	185
Auditor Name	KPMG LLP	KPMG LLP
Auditor Location	London, United Kingdom	New York, NY, USA
Deloitte Llp [Member]
Entity Addresses [Line Items]
Auditor Firm ID		1147
Auditor Name		Deloitte LLP
Auditor Location		London, United Kingdom
Ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.01 per share
Trading Symbol	HLN
Security Exchange Name	NYSE
American Depositary Shares Each Representing Two Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Ordinary Shares
Trading Symbol	HLN
Security Exchange Name	NYSE
3.024% Callable Fixed Rate Senior Notes due 2024 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	3.024% Callable Fixed Rate Senior Notes due 2024
Trading Symbol	HLN/24
Security Exchange Name	NYSE
Callable Floating Rate Senior Notes due 2024 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Callable Floating Rate Senior Notes due 2024
Trading Symbol	HLN/24A
Security Exchange Name	NYSE
3.125% Fixed Rate Senior Notes due 2025 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	3.125% Fixed Rate Senior Notes due 2025
Trading Symbol	HLN/25
Security Exchange Name	NYSE
3.375% Fixed Rate Senior Notes due 2027 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	3.375% Fixed Rate Senior Notes due 2027
Trading Symbol	HLN/27
Security Exchange Name	NYSE
3.375% Fixed Rate Senior Notes due 2029 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	3.375% Fixed Rate Senior Notes due 2029
Trading Symbol	HLN/29
Security Exchange Name	NYSE
3.625% Fixed Rate Senior Notes due 2032 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	3.625% Fixed Rate Senior Notes due 2032
Trading Symbol	HLN/32
Security Exchange Name	NYSE
4.000% Fixed Rate Senior Notes due 2052 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	4.000% Fixed Rate Senior Notes due 2052
Trading Symbol	HLN/52
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building 5,
Entity Address, Address Line Two	First Floor
Entity Address, Address Line Three	The Heights
Entity Address, City or Town	Weybridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	KT13 0NY
City Area Code	+44
Local Phone Number	1932 822000
Contact Personnel Name	Amanda Mellor